Pension and similar obligations - Summary of Sensitivity Analysis of Defined Benefit Obligation for Weighted Principle Assumption (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Discount Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ (271)
Decrease in assumption	$ 295
Price inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ 94
Decrease in assumption	$ (101)
Future Salary Increases [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%
Increase in assumption	$ 20
Decrease in assumption	$ (19)
Medical Cost Trend Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	1.00%
Increase in assumption	$ 25
Decrease in assumption	$ (22)
Actual Assumption Of Mortality Rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	One year
Increase in assumption	$ 147
Decrease in assumption	$ (149)